Consolidated Statement Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Operating activities
Net income (loss)	$ (157)		$ 1,075		$ (10,298)
Reconciliation of net income (loss) to net cash provided by (used in) operating activities
Depreciation and amortization	2,713		4,100		5,958
Impairment of goodwill and other intangible assets	0		0		607
Other impairment	40		170		1,516
Changes in fair value of mortgage servicing rights	1,606		872		142
Provision for loan losses	217		469		6,173
(Gain) loss on sale of loans, net	(459)		(1,014)		(192)
Net (gains) losses on investment securities	(294)		(520)		(2)
Loss (gain) on extinguishment of debt	64		123		(665)
Originations and purchases of loans held-for-sale	(60,270)		(73,823)		(88,283)
Proceeds from sales and repayments of loans held-for-sale	61,187		80,093		78,673
Net change in:
Trading assets	(483)		(39)		734
Deferred income taxes	(198)		(272)		(402)
Interest payable	(98)		177		83
Other assets	(311)		1,240		3,711
Other liabilities	1,390		(504)		(1,473)
Other, net	546		(540)		(1,414)
Net cash provided by (used in) operating activities	5,493		11,607		(5,132)
Investing activities
Purchases of available-for-sale securities	(19,377)		(24,116)		(21,148)
Proceeds from sales of available-for-sale securities	14,232		17,872		10,153
Proceeds from maturities of available-for-sale securities	4,965		4,527		4,527
Net (increase) decrease in finance receivables and loans	(16,998)		(17,344)		15,062
Proceeds from sales of finance receivables and loans	2,868		3,138		260
Purchases of operating lease assets	(6,528)		(3,551)		(732)
Disposals of operating lease assets	5,517		8,627		6,612
Proceeds from sale of business units, net	50	[1]	161	[1]	296	[1]
Other, net	1,143	[2]	3,119	[2]	2,098	[2]
Net cash (used in) provided by investing activities	(14,128)		(7,567)		17,128
Financing activities
Net change in short-term borrowings	514		(3,629)		(338)
Net increase in bank deposits	5,840		6,556		10,703
Proceeds from issuance of long-term debt	44,754		39,002		30,679
Repayments of long-term debt	(40,473)		(49,530)		(61,493)
Proceeds from issuance of common stock	0		0		1,247
Proceeds from issuance of preferred stock to the U.S. Department of Treasury	0		0		8,750
Dividends paid	(819)		(1,253)		(1,592)
Other, net	234		869		1,064
Net cash used in financing activities	10,050		(7,985)		(10,980)
Effect of exchange-rate changes on cash and cash equivalents	49		102		(602)
Net (decrease) increase in cash and cash equivalents	1,464		(3,843)		414
Adjustment for change in cash and cash equivalents of operations held-for-sale	(99)	[1],[2]	725	[1],[2]	(777)	[1],[2]
Cash and cash equivalents at beginning of year	11,670		14,788		15,151
Cash and cash equivalents at end of year	13,035		11,670		14,788
Supplemental disclosures
Interest	5,630		5,531		7,868
Income taxes	507		517		355
Noncash items
Increase in finance receivables and loans due to a change in accounting principle	0	[3]	17,990	[3]	0	[3]
Increase in long-term debt due to a change in accounting principle	0	[3]	17,054	[3]	0	[3]
Transfer of mortgage servicing rights into trading assets through certification	266		0		0
Capital contributions from stockholders/members	0		0		34
Conversion of preferred stock to common equity	0		5,208		0
Other disclosures
Proceeds from sales and repayments of mortgage loans held-for-investment originally designated as held-for-sale	241		1,324		1,010
Consolidation of loans, net	0		137		1,410
Consolidation of variable interest entity debt	0		78		1,184
Deconsolidation of loans, net	0		1,969		0
Deconsolidation of variable interest entity debt	$ 0		$ 1,903		$ 0

[1]	The amounts are net of cash and cash equivalents of $88 million at December 31, 2011, and $1.2 billion at December 31, 2010, of business units at the time of disposition.
[2]	Cash flows of operations held-for-sale are reflected within operating, investing, and financing activities in the Consolidated Statement of Cash Flows. The cash balance of these operations is reported as assets of operations held-for-sale on the Consolidated Balance Sheet.
[3]	Relates to the adoption of ASU 2009-17, Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities.